Income Taxes - Schedule of Tax Characterization of Distributions (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Ordinary income	60.00%	41.00%	86.00%
Long term capital gain	40.00%	25.00%	14.00%
Return of capital	0.00%	34.00%	0.00%